Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,300,000
Proposed Maximum Offering Price per Unit	18.02
Maximum Aggregate Offering Price	$ 23,419,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,235
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of Avalo Therapeutics, Inc.’s common stock, par value $0.001 per share (the “Common Stock”), that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high and low prices of the Registrant’s common stock on the Nasdaq Capital Market on October 31, 2025.